Retirement And Other Benefit Plans (Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Equity securities	62.00%	56.00%	63.00%
Equity securities, Target Acceptable Percentage of Plan Range Assets, Minimum		50.00%
Equity securities, Target Acceptable Percentage of Plan Range Assets, Maximum		70.00%
Fixed income	38.00%	43.00%	35.00%
Fixed income, Target Acceptable Percentage of Plan Range Assets, Minimum		30.00%
Fixed income, Target Acceptable Percentage of Plan Range Assets, Maximum		50.00%
Cash/cash equivalents	0.00%	1.00%	2.00%
Cash/cash equivalents, Target Acceptable Percentage of Plan Range Assets, Minimum		0.00%
Cash/cash equivalents, Target Acceptable Percentage of Plan Range Assets, Maximum		5.00%